Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000151917
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Managed Beta Fund
Class Name	Institutional Class
Trading Symbol	GGMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Managed Beta Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities posted positive returns, despite significant volatility driven by aggressive U.S. tariff policies. U.S. large-cap stocks outperformed non-U.S. developed markets and U.S. small-cap stocks but underperformed emerging markets equities. Continued enthusiasm about AI fueled gains in the U.S. technology sector.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,076,100	$1,073,300	$1,073,700
8/17	$1,256,024	$1,256,190	$1,257,088
8/18	$1,396,447	$1,414,345	$1,405,424
8/19	$1,407,340	$1,406,424	$1,385,327
8/20	$1,634,907	$1,614,294	$1,599,221
8/21	$2,155,951	$2,105,201	$2,080,747
8/22	$1,815,095	$1,803,736	$1,742,833
8/23	$2,037,263	$2,047,060	$1,975,153
8/24	$2,486,479	$2,513,175	$2,421,933
8/25	$2,830,608	$2,901,210	$2,797,332

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	13.84%	11.60%	10.96%
MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	15.44%	12.43%	11.23%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	10.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the MSCI ACWI IMI Index (Net, USD, Unhedged).

AssetsNet	$ 4,336,571,083
Holdings Count | Holding	596
Advisory Fees Paid, Amount	$ 9,529,399
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,336,571,083
# of Portfolio Holdings as of Period End	596
Portfolio Turnover Rate for the Period	31%
Total Net Advisory Fees Paid for the Period	$9,529,399

Holdings [Text Block]

Asset Allocation (%)

Common Stocks	11.5%
Short-Term Investments	1.5%
Other	84.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201707
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Factor Allocation Fund
Class Name	Class P
Trading Symbol	GSQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities were supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than expected inflation data. U.S. fixed income was most influenced by Federal Reserve monetary policy, macroeconomic data, rising long-term interest rates and tightening credit spreads.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Strategic Factor Allocation Composite Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
4/17/18	$10,000	$10,000	$10,000	$10,000
8/18	$10,397	$10,427	$10,061	$10,801
8/19	$10,830	$11,153	$11,084	$11,116
8/20	$12,027	$12,788	$11,802	$13,555
8/21	$13,842	$14,676	$11,792	$17,781
8/22	$12,947	$13,050	$10,434	$15,784
8/23	$13,849	$14,006	$10,310	$18,300
8/24	$16,217	$16,378	$11,062	$23,266
8/25	$17,130	$17,937	$11,409	$26,961

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	5.63%	7.32%	7.56%
Strategic Factor Allocation Composite Index	9.52%	7.00%	8.24%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
S&P 500® Index	15.88%	14.73%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 2,348,902,848
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 15,915,952
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,348,902,848
# of Portfolio Holdings as of Period End	188
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$15,915,952

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	64.9	35.6	29.4	6.2
Developed Markets Currency	10.5	3.9	6.6	-2.7
Developed Markets Equity Call Options	6.9	6.9	-	6.9
Developed Markets Equity Put Options	348.8	145.6	203.2	-57.6
Fixed Income	70.7	67.6	3.2	64.4
Fixed Income Call Options	16.7	-	16.7	-16.7
Fixed Income Put Options	16.4	-	16.4	-16.4
Interest Rate Call Options	5.2	5.2	-	5.2
Interest Rate Put Options	5.2	5.2	-	5.2
Short-term investments	92.6	92.6	-	92.6
US Equity	59.0	59.0	-	59.0

* Asset class exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. “Net Exposure” represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. “Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the Period as a result of a decrease in affiliated management fees waived.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased during the Period as a result of a decrease in affiliated management fees waived.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000169918
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Factor Allocation Fund
Class Name	Institutional Class
Trading Symbol	SFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities were supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than expected inflation data. U.S. fixed income was most influenced by Federal Reserve monetary policy, macroeconomic data, rising long-term interest rates and tightening credit spreads.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Strategic Factor Allocation Composite Index	S&P 500® Index
5/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/16	$1,034,000	$1,023,232	$1,032,200	$1,041,000
8/17	$1,105,139	$1,028,271	$1,116,428	$1,209,954
8/18	$1,162,385	$1,017,481	$1,216,459	$1,447,831
8/19	$1,210,624	$1,120,983	$1,301,125	$1,490,108
8/20	$1,345,488	$1,193,549	$1,491,870	$1,817,038
8/21	$1,547,446	$1,192,542	$1,712,219	$2,383,408
8/22	$1,447,326	$1,055,210	$1,522,505	$2,115,752
8/23	$1,546,902	$1,042,620	$1,633,953	$2,453,002
8/24	$1,812,350	$1,118,697	$1,910,744	$3,118,747
8/25	$1,909,674	$1,153,781	$2,092,647	$3,614,004

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Institutional Shares (Commenced May 31, 2016)	5.37%	7.25%	7.24%
Strategic Factor Allocation Composite Index	9.52%	7.00%	8.30%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.56%
S&P 500® Index	15.88%	14.73%	14.88%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	May 31, 2016
AssetsNet	$ 2,348,902,848
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 15,915,952
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,348,902,848
# of Portfolio Holdings as of Period End	188
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$15,915,952

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	64.9	35.6	29.4	6.2
Developed Markets Currency	10.5	3.9	6.6	-2.7
Developed Markets Equity Call Options	6.9	6.9	-	6.9
Developed Markets Equity Put Options	348.8	145.6	203.2	-57.6
Fixed Income	70.7	67.6	3.2	64.4
Fixed Income Call Options	16.7	-	16.7	-16.7
Fixed Income Put Options	16.4	-	16.4	-16.4
Interest Rate Call Options	5.2	5.2	-	5.2
Interest Rate Put Options	5.2	5.2	-	5.2
Short-term investments	92.6	92.6	-	92.6
US Equity	59.0	59.0	-	59.0

* Asset class exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. “Net Exposure” represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. “Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the Period as a result of a decrease in affiliated management fees waived.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased during the Period as a result of a decrease in affiliated management fees waived.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000226253
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Volatility Premium Fund
Class Name	Class P
Trading Symbol	SVPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. fixed income was most influenced by Federal Reserve monetary policy, macroeconomic data, rising long-term interest rates and tightening credit spreads. U.S. equities were supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than expected inflation data.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Bloomberg 1-5 Year U.S. Treasury Index	Bloomberg U.S. Aggregate Bond Index
3/29/21	$10,000	$10,000	$10,000
8/21	$10,100	$10,035	$10,284
8/22	$9,687	$9,460	$9,099
8/23	$9,822	$9,530	$8,991
8/24	$10,573	$10,117	$9,647
8/25	$10,965	$10,566	$9,950

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	Since Inception
Class P (Commenced March 29, 2021)	3.71%	2.10%
Bloomberg 1-5 Year U.S. Treasury Index	4.44%	1.25%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.11%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Performance Inception Date	Mar. 29, 2021
AssetsNet	$ 508,622,592
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,650,414
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$508,622,592
# of Portfolio Holdings as of Period End	81
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,650,414

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	37.8	21.6	16.3	5.3
Developed Markets Equity Put Options	329.1	139.0	190.2	-51.2
Fixed Income	44.9	44.9	-	44.9
Fixed Income Call Options	16.8	-	16.8	-16.8
Fixed Income Put Options	16.4	-	16.4	-16.4
Interest Rate Call Options	0.4	0.4	-	0.4
Interest Rate Put Options	0.4	0.4	-	0.4
Short-term investments	94.6	94.6	-	94.6
US Equity	0.5	0.5	-	0.5

* Asset class exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. “Net Exposure” represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. “Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 31, 2025, the Fund’s distributions from net investment income will be declared and paid quarterly rather than annually.

Material Fund Change Strategies [Text Block]	Effective March 31, 2025, the Fund’s distributions from net investment income will be declared and paid quarterly rather than annually.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000226252
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Volatility Premium Fund
Class Name	Institutional Class
Trading Symbol	SVPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. fixed income was most influenced by Federal Reserve monetary policy, macroeconomic data, rising long-term interest rates and tightening credit spreads. U.S. equities were supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than expected inflation data.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	Bloomberg 1-5 Year U.S. Treasury Index	Bloomberg U.S. Aggregate Bond Index
3/29/21	$1,000,000	$1,000,000	$1,000,000
8/21	$1,010,000	$1,003,500	$1,028,400
8/22	$968,691	$945,999	$909,928
8/23	$982,059	$953,000	$899,100
8/24	$1,056,008	$1,011,705	$964,734
8/25	$1,095,080	$1,056,624	$995,027

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	Since Inception
Institutional Shares (Commenced March 29, 2021)	3.70%	2.07%
Bloomberg 1-5 Year U.S. Treasury Index	4.44%	1.25%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.11%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Performance Inception Date	Mar. 29, 2021
AssetsNet	$ 508,622,592
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,650,414
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$508,622,592
# of Portfolio Holdings as of Period End	81
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,650,414

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	37.8	21.6	16.3	5.3
Developed Markets Equity Put Options	329.1	139.0	190.2	-51.2
Fixed Income	44.9	44.9	-	44.9
Fixed Income Call Options	16.8	-	16.8	-16.8
Fixed Income Put Options	16.4	-	16.4	-16.4
Interest Rate Call Options	0.4	0.4	-	0.4
Interest Rate Put Options	0.4	0.4	-	0.4
Short-term investments	94.6	94.6	-	94.6
US Equity	0.5	0.5	-	0.5

* Asset class exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. “Net Exposure” represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. “Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 31, 2025, the Fund’s distributions from net investment income will be declared and paid quarterly rather than annually.

Material Fund Change Strategies [Text Block]	Effective March 31, 2025, the Fund’s distributions from net investment income will be declared and paid quarterly rather than annually.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201713
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tactical Tilt Overlay Fund
Class Name	Class P
Trading Symbol	GSLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Risk assets experienced volatility, largely driven by diverse economic conditions, central bank policies and political and geopolitical developments, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and moderating inflation data.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	S&P 500® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,113	$10,071	$10,801
8/19	$10,173	$10,309	$11,116
8/20	$10,559	$10,439	$13,555
8/21	$11,559	$10,447	$17,781
8/22	$11,616	$10,486	$15,784
8/23	$12,051	$10,931	$18,300
8/24	$12,878	$11,530	$23,266
8/25	$13,351	$12,048	$26,961

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	3.67%	4.80%	3.99%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.49%	2.91%	2.56%
S&P 500® Index	15.88%	14.73%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 4,719,888,740
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 30,550,417
InvestmentCompanyPortfolioTurnover	143.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,719,888,740
# of Portfolio Holdings as of Period End	269
Portfolio Turnover Rate for the Period	143%
Total Net Advisory Fees Paid for the Period	$30,550,417

Holdings [Text Block]

Asset Class Exposure (%)Footnote Reference*

Header	Gross	Long	Short	Net
MLPs	0.7	0.7	-	0.7
Trend-Based Rotation Tilt	1.8	1.8	-	1.8
Long Spot Uranium	1.2	1.2	-	1.2
Long Mexico Equities	1.3	1.3	-	1.3
Long South Africa Equities	0.7	0.7	-	0.7
Long US Healthcare Equities	4.4	4.4	-	4.4
Ensemble Timing System Tilt (S&P 500)	0.5	0.5	-	0.5
Long European Healthcare Equities	5.1	5.1	-	5.1
COB 5yr Interest Rate Swaps	1.3	1.3	-	1.3
TOPIX Options	0.2	0.2	-	0.2
Long Indian Equities	1.3	1.3	-	1.3
GBP Interest Rate Swaps	13.8	13.8	-	13.8
Long 5-year UK Government Bonds	3.1	3.1	-	3.1
US Healthcare Equities Options	0.3	-	0.3	-0.3
Long German Midcap Equities	0.9	0.9	-	0.9
Receive Brazilian Rates	2.2	2.2	-	2.2
EURGBP Options	0.6	0.6	-	0.6
6m2y Receiver SwaptionsFootnote Reference^	7.4	-	7.4	-7.4
S&P 500 Options	2.0	-	2.0	-2.0
Investment Grade Fixed Income	64.2	64.2	-	64.2
Footnote	Description
Footnote*	Tilts exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. “Net Exposure” represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.
Footnote^	This position will benefit if interest rates decrease.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196984
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tactical Tilt Overlay Fund
Class Name	Class R6
Trading Symbol	TTRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Risk assets experienced volatility, largely driven by diverse economic conditions, central bank policies and political and geopolitical developments, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and moderating inflation data.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	S&P 500® Index
12/29/17	$10,000	$10,000	$10,000
8/18	$10,061	$10,115	$10,994
8/19	$10,119	$10,354	$11,315
8/20	$10,505	$10,484	$13,798
8/21	$11,501	$10,493	$18,098
8/22	$11,557	$10,531	$16,066
8/23	$11,989	$10,979	$18,627
8/24	$12,812	$11,581	$23,682
8/25	$13,282	$12,101	$27,443

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	3.67%	4.80%	3.77%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.49%	2.91%	2.52%
S&P 500® Index	15.88%	14.73%	14.05%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 4,719,888,740
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 30,550,417
InvestmentCompanyPortfolioTurnover	143.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,719,888,740
# of Portfolio Holdings as of Period End	269
Portfolio Turnover Rate for the Period	143%
Total Net Advisory Fees Paid for the Period	$30,550,417

Holdings [Text Block]

Asset Class Exposure (%)Footnote Reference*

Header	Gross	Long	Short	Net
MLPs	0.7	0.7	-	0.7
Trend-Based Rotation Tilt	1.8	1.8	-	1.8
Long Spot Uranium	1.2	1.2	-	1.2
Long Mexico Equities	1.3	1.3	-	1.3
Long South Africa Equities	0.7	0.7	-	0.7
Long US Healthcare Equities	4.4	4.4	-	4.4
Ensemble Timing System Tilt (S&P 500)	0.5	0.5	-	0.5
Long European Healthcare Equities	5.1	5.1	-	5.1
COB 5yr Interest Rate Swaps	1.3	1.3	-	1.3
TOPIX Options	0.2	0.2	-	0.2
Long Indian Equities	1.3	1.3	-	1.3
GBP Interest Rate Swaps	13.8	13.8	-	13.8
Long 5-year UK Government Bonds	3.1	3.1	-	3.1
US Healthcare Equities Options	0.3	-	0.3	-0.3
Long German Midcap Equities	0.9	0.9	-	0.9
Receive Brazilian Rates	2.2	2.2	-	2.2
EURGBP Options	0.6	0.6	-	0.6
6m2y Receiver SwaptionsFootnote Reference^	7.4	-	7.4	-7.4
S&P 500 Options	2.0	-	2.0	-2.0
Investment Grade Fixed Income	64.2	64.2	-	64.2
Footnote	Description
Footnote*	Tilts exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. “Net Exposure” represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.
Footnote^	This position will benefit if interest rates decrease.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000144475
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tactical Tilt Overlay Fund
Class Name	Institutional Class
Trading Symbol	TTIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Risk assets experienced volatility, largely driven by diverse economic conditions, central bank policies and political and geopolitical developments, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and moderating inflation data.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	S&P 500® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$986,800	$1,002,300	$1,125,500
8/17	$1,008,214	$1,008,514	$1,308,169
8/18	$1,032,310	$1,023,844	$1,565,355
8/19	$1,039,639	$1,048,006	$1,611,063
8/20	$1,078,418	$1,061,211	$1,964,530
8/21	$1,180,113	$1,062,060	$2,576,874
8/22	$1,185,895	$1,065,990	$2,287,491
8/23	$1,231,196	$1,111,294	$2,652,117
8/24	$1,315,041	$1,172,193	$3,371,902
8/25	$1,362,514	$1,224,825	$3,907,360

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	3.61%	4.78%	3.14%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.49%	2.91%	2.05%
S&P 500® Index	15.88%	14.73%	14.59%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

AssetsNet	$ 4,719,888,740
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 30,550,417
InvestmentCompanyPortfolioTurnover	143.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,719,888,740
# of Portfolio Holdings as of Period End	269
Portfolio Turnover Rate for the Period	143%
Total Net Advisory Fees Paid for the Period	$30,550,417

Holdings [Text Block]

Asset Class Exposure (%)Footnote Reference*

Header	Gross	Long	Short	Net
MLPs	0.7	0.7	-	0.7
Trend-Based Rotation Tilt	1.8	1.8	-	1.8
Long Spot Uranium	1.2	1.2	-	1.2
Long Mexico Equities	1.3	1.3	-	1.3
Long South Africa Equities	0.7	0.7	-	0.7
Long US Healthcare Equities	4.4	4.4	-	4.4
Ensemble Timing System Tilt (S&P 500)	0.5	0.5	-	0.5
Long European Healthcare Equities	5.1	5.1	-	5.1
COB 5yr Interest Rate Swaps	1.3	1.3	-	1.3
TOPIX Options	0.2	0.2	-	0.2
Long Indian Equities	1.3	1.3	-	1.3
GBP Interest Rate Swaps	13.8	13.8	-	13.8
Long 5-year UK Government Bonds	3.1	3.1	-	3.1
US Healthcare Equities Options	0.3	-	0.3	-0.3
Long German Midcap Equities	0.9	0.9	-	0.9
Receive Brazilian Rates	2.2	2.2	-	2.2
EURGBP Options	0.6	0.6	-	0.6
6m2y Receiver SwaptionsFootnote Reference^	7.4	-	7.4	-7.4
S&P 500 Options	2.0	-	2.0	-2.0
Investment Grade Fixed Income	64.2	64.2	-	64.2
Footnote	Description
Footnote*	Tilts exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. “Net Exposure” represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.
Footnote^	This position will benefit if interest rates decrease.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs